EQUITY SECURITIES - Schedule of Components of Change in Net Gains (Losses) on Equity Securities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Unrealized gains (losses) on equity securities	$ (144)	$ 88	$ (124)	$ (1)
Net gains (losses) on equity securities sold	172	157	172	157
Net gains (losses) on equity securities	$ 28	$ 245	$ 48	$ 156